INSURANCE GROUP STATUTORY FINANCIAL INFORMATION - Statutory Financials (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance Group Statutory Financial Information [Abstract]
Combined statutory net income (loss)	$ 148	$ (936)	$ 396
Combined surplus, capital stock and AVR	7,125	6,864
Combined securities on deposits in accordance with various government and state regulations	$ 17	$ 65